Subsequent Events (Details) - R / shares			12 Months Ended
	Oct. 18, 2021	Aug. 24, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share, ordinary shares	R 0.27		R 1.10	R 0	R 0
Dividends recognised as distributions to owners per share		R 0.27	R 1.10